Consolidated Statements of Cash Flows - USD ($) $ in Millions	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Conversion of BCA commitment premium			$ 30			$ 0
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (60)		1,685	$ (163)	$ (83)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	22		147		153
Non-cash reorganization items	0		(2,078)		0
Loss on extinguishment of debt	0		0		7
Amortization of debt discount and issuance costs	4		0		22
DIP financing fees included in net income	0		19		0
Unrealized losses from pension liability	(15)		0	(33)	(16)
Deferred income taxes	(10)		20	(17)	(6)
Foreign Currency Transaction Gain (Loss), Unrealized	2		99		(10)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities					4
Changes in operating assets and liabilities:
Accounts receivable	4		(27)		17
Inventories	52		(95)		2
Trade payables	(82)		68		11
Increase (Decrease) in Accrued Taxes Payable	1		0		(2)
Prepaid expenses and other assets	9		(6)		18
Accrued expenses and other liabilities	40		(44)		18
Net cash (used in) provided by operating activities	(3)		(207)	142	128
Cash flows from investing activities: [Abstract]
Capital expenditures	(17)		(78)	(115)	(114)
Interest Paid, Capitalized	0		(1)	(2)	1
Purchases of intangible assets	0		(2)	(2)	3
Increase (Decrease) in Restricted Cash	0		0		0
Proceeds from Sale of Property, Plant, and Equipment	0		1	1	2
Net cash used in investing activities	(17)		(18)	(118)	(116)
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings	(1)		(6)	0	(1)
Proceeds from long-term debt	0		180		0
Repayments of Long-term Debt	0		(315)	(16)	10
Proceeds from (Repayments of) Related Party Debt	0		(50)		0
Proceeds from Other Equity	0		600	0	1
Payments of Financing Costs				0
Net Cash Provided by (Used in) Financing Activities	(1)		390	(16)	(10)
Decrease in cash and cash equivalents	(21)		165	9	2
Effect of exchange rate changes on cash	(4)		(6)	(2)	(8)
Cash and cash equivalents, beginning of period				221
Cash and cash equivalents, end of period				228	221
Interest Paid	1		250		57
Income Taxes Paid	3		12		21
Cash	223		248	224	217	223	$ 89
Capital expenditures included in accounts payable	20		13		17
Non-cash capital contribution from parent					0
Proceeds from return of capital	0			0
Proceeds from Contributions from Affiliates	0			0
Intercompany dividends				(1)
Return of capital	0			0
Proceeds from Divestiture of Businesses	0		12		0
Variable Interest Entity, Initial Consolidation, Gain (Loss)	0		50		0
DIP Facility Fees	0		(19)		0
Parent [Member]
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60)		1,685	(161)	(82)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization			0
Loss on extinguishment of debt				(9)	7
Changes in operating assets and liabilities:
Net cash (used in) provided by operating activities	(7)		(258)	63	(33)
Cash flows from investing activities: [Abstract]
Capital expenditures	0		0	0	0
Interest Paid, Capitalized			0	0	0
Purchases of intangible assets			0	0	0
Capital contribution to subsidiary			0
Increase (Decrease) in Restricted Cash			0
Proceeds from Sale of Property, Plant, and Equipment				0	0
Net cash used in investing activities	0			0	0
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings	0		4	(3)	(1)
Proceeds from long-term debt			0
Repayments of Long-term Debt			0	(16)	(10)
Payments of Financing Costs			0	0	0
Net Cash Provided by (Used in) Financing Activities	14		327	(81)	12
Decrease in cash and cash equivalents	7		69	(18)	(21)
Effect of exchange rate changes on cash	0		0	0	0
Cash and cash equivalents, beginning of period				57
Cash and cash equivalents, end of period				39	57
Cash	78		71	39	57	78	2
Proceeds from return of capital	0		0	0	0
Proceeds from Contributions from Affiliates	14		(258)	(61)	23
Intercompany dividends				(1)
Return of capital	0		0	0	0
Proceeds from Divestiture of Businesses			0
DIP Facility Fees			(19)
MPM Inc [Member]
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60)		1,685	(161)	(82)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	22	$ 153	147	185
Non-cash reorganization items	0	0	(2,078)	0
Loss on extinguishment of debt	0	7	0	9
Amortization of debt discount and issuance costs	4	22	0	23
DIP financing fees included in net income	0	0	19	0
Unrealized losses from pension liability	(15)	13	0	(33)
Deferred income taxes	(10)	(6)	20	(17)
Foreign Currency Transaction Gain (Loss), Unrealized	2	(10)	99	(3)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	0	4	5	7
Changes in operating assets and liabilities:
Accounts receivable	4	17	(27)	11
Inventories	52	2	(95)	(12)
Trade payables	(82)	11	68	8
Increase (Decrease) in Accrued Taxes Payable	1	(2)	0	7
Prepaid expenses and other assets	9	18	(6)	(15)
Accrued expenses and other liabilities	40	18	(44)	72
Net cash (used in) provided by operating activities	(3)	129	(207)		144
Cash flows from investing activities: [Abstract]
Capital expenditures	(17)	(114)	(78)	(115)
Interest Paid, Capitalized	0	1	(1)	2
Purchases of intangible assets	0	3	(2)	2
Increase (Decrease) in Restricted Cash	0	0	0	(1)	0
Proceeds from Sale of Property, Plant, and Equipment	0	2	1	1
Net cash used in investing activities	(17)	(116)	(18)		(118)
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings	(1)	(1)	(6)	0
Proceeds from long-term debt	0	0	180	0
Repayments of Long-term Debt	0	10	(315)	16
Proceeds from (Repayments of) Related Party Debt	0	0	(50)	0
Proceeds from Other Equity	0	0	600		0
Net Cash Provided by (Used in) Financing Activities	(1)	(11)	390		(17)
Decrease in cash and cash equivalents	(21)	2	165		9
Effect of exchange rate changes on cash	(4)	(8)	(6)	(2)
Cash and cash equivalents, beginning of period				221
Cash and cash equivalents, end of period				228	221
Interest Paid	1		250	56	57
Income Taxes Paid	3		12	27	21
Cash	223		248	224	217	223	89
Capital expenditures included in accounts payable	20		13	25	17
Proceeds from Divestiture of Businesses	0	0	12
Variable Interest Entity, Initial Consolidation, Gain (Loss)	0	0	50	0
DIP Facility Fees	0	$ 0	(19)	0
Parent Company [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Unrealized losses from pension liability					(13)
Cash flows from investing activities: [Abstract]
Net cash used in investing activities				(117)
Cash flows from financing activities: [Abstract]
Cash and cash equivalents, beginning of period				221
Cash and cash equivalents, end of period				228	221
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(37)		198	(105)	(14)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization			55
Loss on extinguishment of debt				0	0
Changes in operating assets and liabilities:
Net cash (used in) provided by operating activities	(201)		(50)	61	52
Cash flows from investing activities: [Abstract]
Capital expenditures	(9)		(37)	(56)	(54)
Interest Paid, Capitalized			0	0	0
Purchases of intangible assets			(2)	(2)	(2)
Capital contribution to subsidiary			45
Increase (Decrease) in Restricted Cash			(1)
Proceeds from Sale of Property, Plant, and Equipment				1	1
Net cash used in investing activities	(1)			3	(7)
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings	0		0	0	0
Proceeds from long-term debt			(170)
Repayments of Long-term Debt			(258)	0	0
Payments of Financing Costs			(5)	(64)	(101)
Net Cash Provided by (Used in) Financing Activities	171		83	(65)	(52)
Decrease in cash and cash equivalents	(31)		40	(1)	(7)
Effect of exchange rate changes on cash	0		0	0	0
Cash and cash equivalents, beginning of period				2
Cash and cash equivalents, end of period				1	2
Cash	9		40	1	2	9	0
Non-cash capital contribution from parent					(602)
Proceeds from return of capital	8		7	60	48
Proceeds from Contributions from Affiliates	171		176	(1)	49
Intercompany dividends				0
Return of capital	0		0	0	0
Proceeds from Divestiture of Businesses			0
DIP Facility Fees			0
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(44)		10	(55)	6
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization			92
Loss on extinguishment of debt				0	0
Changes in operating assets and liabilities:
Net cash (used in) provided by operating activities	205		106	112	218
Cash flows from investing activities: [Abstract]
Capital expenditures	(8)		(41)	(59)	(60)
Interest Paid, Capitalized			(1)	(2)	(1)
Purchases of intangible assets			0	0	1
Capital contribution to subsidiary			0
Increase (Decrease) in Restricted Cash			0
Proceeds from Sale of Property, Plant, and Equipment				0	1
Net cash used in investing activities	(8)			(61)	(61)
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings	(1)		(10)	3	0
Proceeds from long-term debt			(10)
Repayments of Long-term Debt			(57)	0	0
Payments of Financing Costs			0	(28)	(7)
Net Cash Provided by (Used in) Financing Activities	(194)		(70)	(23)	(127)
Decrease in cash and cash equivalents	3		56	28	30
Effect of exchange rate changes on cash	(4)		(6)	(2)	(8)
Cash and cash equivalents, beginning of period				162
Cash and cash equivalents, end of period				188	162
Cash	136		137	184	158	136	87
Non-cash capital contribution from parent					602
Proceeds from return of capital	0		20	0	0
Proceeds from Contributions from Affiliates	(185)		82	62	(72)
Intercompany dividends				0
Return of capital	(8)		(45)	(60)	(48)
Proceeds from Divestiture of Businesses			12
DIP Facility Fees			0
Consolidation, Eliminations [Member]
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	81		(208)	160	8
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization			0
Loss on extinguishment of debt				0	0
Changes in operating assets and liabilities:
Net cash (used in) provided by operating activities	0		(5)	(92)	(108)
Cash flows from investing activities: [Abstract]
Capital expenditures	0		0	0	0
Interest Paid, Capitalized			0	0	0
Purchases of intangible assets			0	0	0
Capital contribution to subsidiary			(45)
Increase (Decrease) in Restricted Cash			0
Proceeds from Sale of Property, Plant, and Equipment				0	0
Net cash used in investing activities	(8)			(60)	(48)
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings	0		0	0	0
Proceeds from long-term debt			0
Repayments of Long-term Debt			0	0	0
Payments of Financing Costs			5	92	108
Net Cash Provided by (Used in) Financing Activities	8		50	152	156
Decrease in cash and cash equivalents	0		0	0	0
Effect of exchange rate changes on cash	0		0	0	0
Cash and cash equivalents, beginning of period				0
Cash and cash equivalents, end of period				0	0
Cash	0		0	0	0	0	0
Proceeds from return of capital	(8)		(45)	(60)	(48)
Proceeds from Contributions from Affiliates	0		0	0	0
Intercompany dividends				0
Return of capital	8		45	60	48
Proceeds from Divestiture of Businesses			0
DIP Facility Fees			0
Subsidiaries [Member]
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60)		1,685	(161)	(82)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization			147
Loss on extinguishment of debt				(9)	7
Changes in operating assets and liabilities:
Net cash (used in) provided by operating activities	(3)		(207)	144	129
Cash flows from investing activities: [Abstract]
Capital expenditures			(78)		(114)
Interest Paid, Capitalized			(1)		(1)
Purchases of intangible assets			(2)		(3)
Capital contribution to subsidiary			0
Increase (Decrease) in Restricted Cash			1
Proceeds from Sale of Property, Plant, and Equipment					2
Net cash used in investing activities					(116)
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings			(6)		(1)
Proceeds from long-term debt			(180)
Repayments of Long-term Debt			(315)		(10)
Payments of Financing Costs			0		0
Net Cash Provided by (Used in) Financing Activities	(1)		390	$ (17)	(11)
Decrease in cash and cash equivalents			165		2
Effect of exchange rate changes on cash			(6)		(8)
Cash	$ 223		248		217	$ 223	$ 89
Non-cash capital contribution from parent					0
Proceeds from return of capital			(18)		0
Proceeds from Contributions from Affiliates			0		0
Return of capital			0		$ 0
Proceeds from Divestiture of Businesses			12
DIP Facility Fees			$ (19)